Income and Expenses Relating to Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 33,290	¥ (3,496)	¥ 40,821
Net gains or losses from derivative contracts	¥ (1,559)	¥ (372)	¥ (3,568)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized Gains Loss On Derivative Instruments	Unrealized Gains Loss On Derivative Instruments	Unrealized Gains Loss On Derivative Instruments
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	¥ 2,041	¥ (30,998)	¥ 3,208
Insurance costs recognized for insurance and annuity payouts as a result of insured events	23,553	23,706	26,997
Changes in the fair value of the reinsurance contracts	1,423	200	1,890
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(1,433)	(262)	(3,046)
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (126)	¥ (110)	¥ (522)